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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                -------------------------------
         This Amendment (Check only one.):      [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------

             ----------------------------------------------------------

Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

             /s/ Rodd Macklin                               Washington, D.C.                 February 10, 2005
--------------------------------------------     -----------------------------------    --------------------------
                [Signature]                                  [City, State]                        [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------

Form 13F Information Table Entry Total:                19
                                            ---------------------------

Form 13F Information Table Value Total:                $145,590
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

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                                                      FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                      TITLE
                                       OF                     VALUE   SHRS OR   SH/  PUT   INVESTMENT   OTHER   VOTING AUTHORITY
         NAME OF ISSUER               CLASS      CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
        Allos Therapeutics            Common    019777101     $4,146   1,727,300  SH          OTHER                 1,727,300
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     Auxilium Pharmaceuticals         Common    05334D107    $28,898   3,265,314  SH          OTHER                 3,265,314
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    Barrier Therapeutics, Inc.        Common    00006850R1   $45,729   2,754,738  SH          OTHER                 2,754,738
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         Bioenvision, Inc.            Common    00009059N1    $3,360     375,044  SH          OTHER                   375,044
------------------------------------------------------------------------------------------------------------------------------------
 CollaGenex Pharmaceuticals, Inc.     Common    19419B100     $1,115     151,965  SH          OTHER                   151,965
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IntraBiotics Pharmaceuticals, Inc.    Common    46116T100       $396      97,133  SH          OTHER                    97,133
------------------------------------------------------------------------------------------------------------------------------------
           Myogen, Inc.               Common    00062856E1   $20,959   2,597,142  SH          OTHER                2,597,142
------------------------------------------------------------------------------------------------------------------------------------
          Valentis, Inc.              Common    91913E104     $5,419   2,167,744  SH          OTHER                 2,167,744
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     [Repeat as necessary]



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                                                      FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8


                                                             VALUE     SHRS OR   SH/  PUT   INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
   Allos Therapeutics, Inc.         Common       019777101     $751     312,900   SH        DEFINED              312,900
------------------------------------------------------------------------------------------------------------------------------------
      Beacon Power Corp.            Common       073677106   $6,902    7,502,351  SH        DEFINED             7,502,351
------------------------------------------------------------------------------------------------------------------------------------
BioMarin Pharmaceuticals (Glyko     Common      00009061G1     $959     150,000   SH        DEFINED               150,000
       Biomedical Ltd.)
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     Cardiac Science, Inc.          Common       141410209   $4,515   2,109,705   SH        DEFINED             2,109,705
------------------------------------------------------------------------------------------------------------------------------------
CollaGenex Pharmaceuticals Inc.     Common       19419B100     $258      35,215   SH        DEFINED                35,215
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  Distributed Energy Systems        Common      00025475V1   $1,867      746,980  SH        DEFINED               746,980
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      Diversa Corporation           Common       255064107   $4,755     544,000   SH        DEFINED               544,000
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     Evergreen Solar Inc.           Common      00030033R1   $6,645    1,520,585  SH        DEFINED             1,520,585
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        Exelixis, Inc.              Common       30161Q104   $8,016     843,750   SH        DEFINED               843,750
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La Jolla Pharmaceutical Company     Common       503459109     $501     300,000   SH        DEFINED               300,000
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 Sciclone Pharmaceuticals Inc.      Common       80862K104     $399      107,860  SH        DEFINED               107,860
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         [Repeat as necessary]
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